Cover	12 Months Ended
Sep. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	FARMMI, INC.
Entity Central Index Key	0001701261
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--09-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Sep. 30, 2023
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Common Stock Shares Outstanding	6,094,078
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-38397
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	Fl 1, Building No. 1
Entity Address Address Line 2	888 Tianning Street, Liandu District
Entity Address City Or Town	Lishui
Entity Address Region	Lishui
Entity Address Country	CN
Entity Address Postal Zip Code	323000
Icfr Auditor Attestation Flag	false
Auditor Firm Id	6781
Security 12b Title	Ordinary Shares, $0.20 par value per share
Trading Symbol	FAMI
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Entity Accounting Standard	U.S. GAAP
Auditor Name	YCM CPA, Inc.
Auditor Location	Irvine, California
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Fl 1, Building No. 1
Entity Address Address Line 2	888 Tianning Street, Liandu District
Entity Address City Or Town	Lishui
Entity Address Country	CN
Entity Address Postal Zip Code	323000
City Area Code	86
Local Phone Number	0578-82612876
Contact Personnel Email Address	wlg@farmmi.com
Contact Personnel Name	Lingge Wu